Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2020 Fund - Fidelity Simplicity RMD 2020 Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	18.32%
Annual Return 2014	5.81%
Annual Return 2015	0.07%
Annual Return 2016	7.08%
Annual Return 2017	13.94%
Annual Return 2018	(4.72%)
Annual Return 2019	16.68%
Annual Return 2020	12.63%
Annual Return 2021	7.74%
Annual Return 2022	(15.96%)